Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014	[1]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Geographic Area Information [Line Items]
Revenues	$ 903,816	[1]	$ 1,177,012		$ 1,223,439		$ 808,972		$ 876,787	[1]	$ 1,134,999		$ 1,170,186		$ 762,568		$ 4,113,239	[1]	$ 3,944,540	[1]	$ 3,743,330
Long-Lived Assets	601,506								627,267								601,506		627,267
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,710,977		3,525,176		3,325,114
Long-Lived Assets	441,656								434,910								441,656		434,910
CANADA
Geographic Area Information [Line Items]
Revenues																	263,908		300,289		318,165
Long-Lived Assets	154,437								187,064								154,437		187,064
MEXICO
Geographic Area Information [Line Items]
Revenues																	138,354		119,075		$ 100,051
Long-Lived Assets	$ 5,413								$ 5,293								$ 5,413		$ 5,293

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.